Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Partnership enters into sales contracts with customers. These contracts establish minimum annual sand volumes that the Partnership is required to make available to such customers under initial terms ranging from three to six years. Through March 31, 2016, no payments for non-delivery of minimum annual sand volumes have been made by the Partnership to customers under these contracts.
D & I Silica, LLC ("D&I") has entered into a long-term supply agreement with a supplier (the "Sand Supply Agreement"), which includes a requirement to purchase certain volumes and grades of sands at specified prices. The quantities set forth in such agreement are not in excess of our current requirements.
The Partnership has entered into royalty agreements under which it is committed to pay royalties on sand sold from its production facilities for which the Partnership has received payment by the customer. Royalty expense is recorded as the sand is sold and is included in costs of goods sold. Royalty expense was $519 and $3,502 for the three months ended March 31, 2016 and 2015, respectively.
On October 24, 2014, the Partnership entered into a purchase and sale agreement to acquire certain tracts of land and specific quantities of the underlying frac sand deposits. The transaction includes three separate tranches of land and deposits, to be acquired over a three-year period from 2014 through 2016. Through March 31, 2016, the Partnership acquired two tranches of land for $12,352 and has committed to purchase the remaining tranche during 2016 for total consideration of $6,176.
The Partnership has long-term leases for railcars and equipment used at its terminal sites, some of which are also under long-term lease agreements with various railroads.
We have entered into service agreements with transload service providers which require us to purchase minimum amount of services over specific periods of time at specific locations. Our failure to purchase the minimum level of services would require us to pay shortfall fees. However, the minimum quantities set forth in the agreements are not in excess of our current forecasted requirements at these locations.
As of March 31, 2016, future minimum operating lease payments and minimum purchase commitments are as follows:

Fiscal Year	Operating Leases	Minimum Purchase Commitments
2016 (nine months)	$19,738	$2,111
2017	26,839	2,836
2018	25,936	1,576
2019	23,703	1,866
2020	16,569	2,296
Thereafter	21,237	6,701
	$134,022	$17,386

In addition, the Partnership has placed orders for additional leased railcars. Such long-term operating leases commence upon the future delivery of the railcars, which will result in additional future minimum operating lease payments. During the next two years, we expect to receive delivery of approximately 700 additional leased railcars. Following delivery of these additional railcars, we estimate our 2019 annual minimum lease payments will increase to approximately $29,000.
From time to time the Partnership may be subject to various claims and legal proceedings which arise in the normal course of business. Management is not aware of any legal matters that are likely to have a material adverse effect on the Partnership’s financial position, results of operations or cash flows.

Commitments and Contingencies
The Partnership enters into sales contracts with customers. These contracts establish minimum annual sand volumes that the Partnership is required to make available to such customers under initial terms ranging from three to six years. Through June 30, 2016, no payments for non-delivery of minimum annual sand volumes have been made by the Partnership to customers under these contracts.
D & I Silica, LLC ("D&I") has entered into a long-term supply agreement with a supplier (the "Sand Supply Agreement"), which includes a requirement to purchase certain volumes and grades of sands at specified prices. The quantities set forth in such agreement are not in excess of our current requirements.
The Partnership has entered into royalty agreements under which it is committed to pay royalties on sand sold from its production facilities for which the Partnership has received payment by the customer. Royalty expense is recorded as the sand is sold and is included in costs of goods sold. Royalty expense was $836 and $2,638 for the three months ended June 30, 2016 and 2015, respectively, and $1,355 and $6,140 for the six months ended June 30, 2016 and 2015, respectively.
On October 24, 2014, the Partnership entered into a purchase and sale agreement to acquire certain tracts of land and specific quantities of the underlying frac sand deposits. The transaction includes three separate tranches of land and deposits, to be acquired over a three-year period from 2014 through 2016. Through June 30, 2016, the Partnership acquired two tranches of land for $12,352 and has committed to purchase the remaining tranche during 2016 for total consideration of $6,176.
The Partnership has long-term leases for railcars and equipment used at its terminal sites, some of which are also under long-term lease agreements with various railroads.
We have entered into service agreements with transload service providers which require us to purchase minimum amount of services over specific periods of time at specific locations. Our failure to purchase the minimum level of services would require us to pay shortfall fees. However, the minimum quantities set forth in the agreements are not in excess of our current forecasted requirements at these locations.
As of June 30, 2016, future minimum operating lease payments and minimum purchase commitments are as follows:

Fiscal Year	Operating Leases	Minimum Purchase Commitments
2016 (six months)	$13,145	$1,418
2017	26,827	2,836
2018	25,930	1,576
2019	23,876	1,866
2020	16,908	2,296
Thereafter	21,292	6,700
	$127,978	$16,692

In addition, the Partnership has placed orders for additional leased railcars. Such long-term operating leases commence upon the future delivery of the railcars, which will result in additional future minimum operating lease payments. During the next two years, we expect to receive delivery of approximately 700 additional leased railcars. Following delivery of these additional railcars, we estimate our 2019 annual minimum lease payments will increase to approximately $29,000.
From time to time the Partnership may be subject to various claims and legal proceedings which arise in the normal course of business. Management is not aware of any legal matters that are likely to have a material adverse effect on the Partnership’s financial position, results of operations or cash flows.

Commitments and Contingencies
The Partnership enters into sales contracts with customers. These contracts establish minimum annual sand volumes that the Partnership is required to make available to such customers under initial terms ranging from three to six years. Through December 31, 2015, no payments for non-delivery of minimum annual sand volumes have been made by the Partnership to customers under these contracts.
D&I has entered into a long-term supply agreement with a supplier (the "Sand Supply Agreement"), which includes a requirement to purchase certain volumes and grades of sands at specified prices. The quantities set forth in such agreement are not in excess of our current requirements.
The Partnership has entered into royalty agreements under which it is committed to pay royalties on sand sold from its production facilities for which the Partnership has received payment by the customer. Royalty expense is recorded as the sand is sold and is included in costs of goods sold. Royalty expense was $10,311, $14,583 and $8,329 for the years ended December 31, 2015, 2014 and 2013, respectively.
As of December 31, 2015, the Company had approximately $9,300 of remaining contractual commitments for construction of the Blair facility. Construction was completed in the first half of 2016.
On October 24, 2014, the Partnership entered into a purchase and sale agreement to acquire certain tracts of land and specific quantities of the underlying frac sand deposits. The transaction includes three separate tranches of land and deposits, to be acquired over a three-year period from 2014 through 2016. During the years ended December 31, 2015 and 2014, the Partnership acquired two tranches of land for $12,352. As of December 31, 2015, the Partnership has committed to purchase the remaining tranche during 2016 for total consideration of $6,176.
The Partnership has long-term leases for railcars and equipment used at its terminal sites, some of which are also under long-term lease agreements with various railroads. Railcar rental expense was $22,027, $10,438 and $2,035 for the years ended December 31, 2015, 2014 and 2013, respectively.
During 2015, we entered into a service agreement with a transload service provider which requires us to purchase a minimum amount of services over a specific period of time at a specific location. Our failure to purchase the minimum level of services would require us to pay a shortfall fee. However, the minimum quantities set forth in the agreement are not in excess of our current forecasted requirements at this location.
As of December 31, 2015, future minimum operating lease payments and minimum purchase commitments are as follows:

Fiscal Year	Operating Leases	Minimum Purchase Commitments
2016	$24,573	$1,007
2017	24,718	1,170
2018	23,812	1,170
2019	21,742	1,460
2020	14,093	1,890
Thereafter	12,524	4,568
	$121,462	$11,265

In addition, the Partnership has placed orders for additional leased railcars. Such long-term operating leases commence upon the future delivery of the railcars, which will result in additional future minimum operating lease payments. During the next two years, we expect to receive delivery of approximately 1,000 additional leased railcars. Following delivery of these additional railcars, we estimate our 2018 annual minimum lease payments will increase to approximately $33,000.
From time to time the Partnership may be subject to various claims and legal proceedings which arise in the normal course of business. Management is not aware of any legal matters that are likely to have a material adverse effect on the Partnership’s financial position, results of operations or cash flows.